Property and Equipment - Components (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 114,625				$ 93,209
Less: accumulated depreciation and amortization	(51,906)				(30,099)
Property and equipment, net	62,719	$ 60,333	$ 62,097	$ 64,632	63,110
Laboratory equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	28,552				22,818
Equipment under capital leases
Property, Plant and Equipment [Line Items]
Total property and equipment	21,384				20,743
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	21,905				16,736
Capitalized software
Property, Plant and Equipment [Line Items]
Total property and equipment	25,693				14,631
Building under capital lease
Property, Plant and Equipment [Line Items]
Total property and equipment	6,276				6,276
Construction in-progress
Property, Plant and Equipment [Line Items]
Total property and equipment	940				4,673
Computer equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	6,634				4,118
Furniture, fixtures and other equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 3,241				$ 3,214